January 30, 2026

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the NEOS Boosted Nasdaq-100® High Income ETF(the “Fund”), a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund contained in Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A, dated January 28, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission January 28, 2026, accession number 0001999371-26-001820.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench